Financial Risk Management Objectives and Policies (Details) - Schedule of Financial Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities [Line Items]
Lease liabilities	$ 615,211	$ 823,298
Accounts payable	23,839,894	16,653,695
Financial liabilities included in other payables and accruals	5,664,220	4,513,530
Loan notes		68,351,047
Total	30,119,325	90,341,570
Within 1 year or on demand [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities	588,103	523,206
Accounts payable	23,839,894	16,653,695
Financial liabilities included in other payables and accruals	5,664,220	4,513,530
Loan notes
Total	30,092,217	21,690,431
1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities	27,108	300,092
Accounts payable
Financial liabilities included in other payables and accruals
Loan notes		68,351,047
Total	$ 27,108	$ 68,651,139